VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

312-609-7500

FAX: 312-609-5005
CHICAGO • NEW YORK CITY • WASHINGTON, D.C.

April 16, 2009
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Driehaus Mutual Funds (“Registrant”) File Nos. 333-05265 and 811-07655
To The Commission:
     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information, both dated April 15, 2009, as filed on April 15, 2009 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,
/s/ Jennifer M. Goodman
Jennifer M. Goodman

JMG/ak